General information	12 Months Ended
Dec. 31, 2019
General information [Abstract]
General information
Note 1 – General information

DHT Holdings, Inc. (“DHT” or the “Company”) is a company incorporated under the laws of the Marshall Islands whose shares are listed on the New York Stock Exchange.  The Company’s principal executive office is located at Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda.

DHT Maritime, Inc. (formerly Double Hull Tankers, Inc.) was incorporated on April 14, 2005 under the laws of the Marshall Islands as a wholly owned indirect subsidiary of Overseas Shipholding Group, Inc. (“OSG”).  In October 2005, DHT Maritime, Inc. completed its initial public offering.  During the first half of 2007, OSG sold all of its common stock of DHT Maritime, Inc.  Subsequent to a corporate restructuring in March 2010, DHT Maritime, Inc. was a wholly owned subsidiary of DHT until it was dissolved in November 2018.

The Company has 35 material wholly owned subsidiaries, of which 23 are Marshall Island companies, seven are Cayman Islands companies, three are Singapore companies, one is a Monegasque company and one is a Norwegian company.  Twenty of the Marshall Islands subsidiaries and the seven Cayman Islands subsidiaries are vessel-owning companies (the “Vessel Subsidiaries”).   The primary activity of each of the Vessel Subsidiaries is the ownership and operation of a vessel.

Our principal activity is the ownership and operation of a fleet of crude oil carriers.  As of December 31, 2019 our fleet consisted of 27 very large crude carriers, or “VLCCs,” which are tankers ranging in size from 200,000 to 320,000 deadweight tons, or “dwt.”  Our fleet principally operates on international routes and had a combined carrying capacity of 8,360,850 dwt.

With regards to amounts in the financial statements, these are shown in USD thousands.